Average Annual Total Returns	Delaware Covered Call Strategy Fund CBOE S&P 500 BuyWrite Index 1 year	Delaware Covered Call Strategy Fund CBOE S&P 500 BuyWrite Index 5 years	Delaware Covered Call Strategy Fund CBOE S&P 500 BuyWrite Index Lifetime	Delaware Covered Call Strategy Fund Class A 1 year	Delaware Covered Call Strategy Fund Class A 5 years	Delaware Covered Call Strategy Fund Class A Lifetime	Delaware Covered Call Strategy Fund Class A Inception Date	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions 1 year	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions 5 years	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions Lifetime	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions Inception Date	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions and Sales Inception Date	Delaware Covered Call Strategy Fund Institutional Class 1 year	Delaware Covered Call Strategy Fund Institutional Class 5 years	Delaware Covered Call Strategy Fund Institutional Class Lifetime	Delaware Covered Call Strategy Fund Institutional Class Inception Date	Delaware Covered Call Strategy Fund Class R6 1 year	Delaware Covered Call Strategy Fund Class R6 5 years	Delaware Covered Call Strategy Fund Class R6 Lifetime	Delaware Covered Call Strategy Fund Class R6 Inception Date	Delaware Equity Income Fund Russell 1000® Value Index 1 year	Delaware Equity Income Fund Russell 1000® Value Index 5 years	Delaware Equity Income Fund Russell 1000® Value Index 10 years	Delaware Equity Income Fund Class A 1 year	Delaware Equity Income Fund Class A 5 years	Delaware Equity Income Fund Class A 10 years	Delaware Equity Income Fund Class A After Taxes on Distributions 1 year	Delaware Equity Income Fund Class A After Taxes on Distributions 5 years	Delaware Equity Income Fund Class A After Taxes on Distributions 10 years	Delaware Equity Income Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Equity Income Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Equity Income Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Equity Income Fund Institutional Class 1 year	Delaware Equity Income Fund Institutional Class 5 years	Delaware Equity Income Fund Institutional Class Lifetime	Delaware Equity Income Fund Institutional Class Inception Date	Delaware Equity Income Fund Class R6 1 year	Delaware Equity Income Fund Class R6 5 years	Delaware Equity Income Fund Class R6 Lifetime	Delaware Equity Income Fund Class R6 Inception Date	Delaware Global Equity Fund MSCI World Index (net) 1 year	Delaware Global Equity Fund MSCI World Index (net) 5 years	Delaware Global Equity Fund MSCI World Index (net) 10 years	Delaware Global Equity Fund Class A 1 year	Delaware Global Equity Fund Class A 5 years	Delaware Global Equity Fund Class A 10 years	Delaware Global Equity Fund Class A After Taxes on Distributions 1 year	Delaware Global Equity Fund Class A After Taxes on Distributions 5 years	Delaware Global Equity Fund Class A After Taxes on Distributions 10 years	Delaware Global Equity Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Global Equity Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Global Equity Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Global Equity Fund Institutional Class 1 year	Delaware Global Equity Fund Institutional Class 5 years	Delaware Global Equity Fund Institutional Class Lifetime	Delaware Global Equity Fund Institutional Class Inception Date	Delaware Global Equity Fund Class R6 1 year	Delaware Global Equity Fund Class R6 5 years	Delaware Global Equity Fund Class R6 Lifetime	Delaware Global Equity Fund Class R6 Inception Date	Delaware Growth and Income Fund Russell 1000® Value Index 1 year	Delaware Growth and Income Fund Russell 1000® Value Index 5 years	Delaware Growth and Income Fund Russell 1000® Value Index 10 years	Delaware Growth and Income Fund Class A 1 year	Delaware Growth and Income Fund Class A 5 years	Delaware Growth and Income Fund Class A 10 years	Delaware Growth and Income Fund Class A After Taxes on Distributions 1 year	Delaware Growth and Income Fund Class A After Taxes on Distributions 5 years	Delaware Growth and Income Fund Class A After Taxes on Distributions 10 years	Delaware Growth and Income Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Growth and Income Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Growth and Income Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Growth and Income Fund Institutional Class 1 year	Delaware Growth and Income Fund Institutional Class 5 years	Delaware Growth and Income Fund Institutional Class Lifetime	Delaware Growth and Income Fund Institutional Class Inception Date	Delaware Growth and Income Fund Class R6 1 year	Delaware Growth and Income Fund Class R6 5 years	Delaware Growth and Income Fund Class R6 Lifetime	Delaware Growth and Income Fund Class R6 Inception Date	Delaware Hedged U.S. Equity Opportunities Fund Russell 3000® Index 1 year	Delaware Hedged U.S. Equity Opportunities Fund Russell 3000® Index 5 years	Delaware Hedged U.S. Equity Opportunities Fund Russell 3000® Index Lifetime	Delaware Hedged U.S. Equity Opportunities Fund 70% Russell 3000® Index / 30% ICE BofA US 3-Month Treasury Bill Index 1 year	Delaware Hedged U.S. Equity Opportunities Fund 70% Russell 3000® Index / 30% ICE BofA US 3-Month Treasury Bill Index 5 years	Delaware Hedged U.S. Equity Opportunities Fund 70% Russell 3000® Index / 30% ICE BofA US 3-Month Treasury Bill Index Lifetime	Delaware Hedged U.S. Equity Opportunities Fund ICE BofA U.S. 3-Month Treasury Bill Index 1 year	Delaware Hedged U.S. Equity Opportunities Fund ICE BofA U.S. 3-Month Treasury Bill Index 5 years	Delaware Hedged U.S. Equity Opportunities Fund ICE BofA U.S. 3-Month Treasury Bill Index Lifetime	Delaware Hedged U.S. Equity Opportunities Fund Class A 1 year	Delaware Hedged U.S. Equity Opportunities Fund Class A 5 years	Delaware Hedged U.S. Equity Opportunities Fund Class A Lifetime	Delaware Hedged U.S. Equity Opportunities Fund Class A Inception Date	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions 1 year	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions 5 years	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions Lifetime	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions Inception Date	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions and Sales Inception Date	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class 1 year	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class 5 years	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class Lifetime	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class Inception Date	Delaware Hedged U.S. Equity Opportunities Fund Class R6 1 year	Delaware Hedged U.S. Equity Opportunities Fund Class R6 5 years	Delaware Hedged U.S. Equity Opportunities Fund Class R6 Lifetime	Delaware Hedged U.S. Equity Opportunities Fund Class R6 Inception Date	Delaware Opportunity Fund Russell Midcap® Value Index 1 year	Delaware Opportunity Fund Russell Midcap® Value Index 5 years	Delaware Opportunity Fund Russell Midcap® Value Index 10 years	Delaware Opportunity Fund Class A 1 year	Delaware Opportunity Fund Class A 5 years	Delaware Opportunity Fund Class A 10 years	Delaware Opportunity Fund Class A After Taxes on Distributions 1 year	Delaware Opportunity Fund Class A After Taxes on Distributions 5 years	Delaware Opportunity Fund Class A After Taxes on Distributions 10 years	Delaware Opportunity Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Opportunity Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Opportunity Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Opportunity Fund Institutional Class 1 year	Delaware Opportunity Fund Institutional Class 5 years	Delaware Opportunity Fund Institutional Class Lifetime	Delaware Opportunity Fund Institutional Class Inception Date	Delaware Opportunity Fund Class R6 1 year	Delaware Opportunity Fund Class R6 5 years	Delaware Opportunity Fund Class R6 Lifetime	Delaware Opportunity Fund Class R6 Inception Date	Delaware Premium Income Fund CBOE S&P 500 BuyWrite Index 1 year	Delaware Premium Income Fund CBOE S&P 500 BuyWrite Index Lifetime	Delaware Premium Income Fund Class A 1 year	Delaware Premium Income Fund Class A Lifetime	Delaware Premium Income Fund Class A Inception Date	Delaware Premium Income Fund Class A After Taxes on Distributions 1 year	Delaware Premium Income Fund Class A After Taxes on Distributions Lifetime	Delaware Premium Income Fund Class A After Taxes on Distributions Inception Date	Delaware Premium Income Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Premium Income Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Premium Income Fund Class A After Taxes on Distributions and Sales Inception Date	Delaware Premium Income Fund Institutional Class 1 year	Delaware Premium Income Fund Institutional Class Lifetime	Delaware Premium Income Fund Institutional Class Inception Date	Delaware Premium Income Fund Class R6 1 year	Delaware Premium Income Fund Class R6 Lifetime	Delaware Premium Income Fund Class R6 Inception Date	Delaware Growth Equity Fund Russell 1000® Growth Index 1 year	Delaware Growth Equity Fund Russell 1000® Growth Index 5 years	Delaware Growth Equity Fund Russell 1000® Growth Index 10 years	Delaware Growth Equity Fund Class A 1 year	Delaware Growth Equity Fund Class A 5 years	Delaware Growth Equity Fund Class A 10 years	Delaware Growth Equity Fund Class A After Taxes on Distributions 1 year	Delaware Growth Equity Fund Class A After Taxes on Distributions 5 years	Delaware Growth Equity Fund Class A After Taxes on Distributions 10 years	Delaware Growth Equity Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Growth Equity Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Growth Equity Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Growth Equity Fund Institutional Class 1 year	Delaware Growth Equity Fund Institutional Class 5 years	Delaware Growth Equity Fund Institutional Class Lifetime	Delaware Growth Equity Fund Institutional Class Inception Date	Delaware Growth Equity Fund Class R6 1 year	Delaware Growth Equity Fund Class R6 5 years	Delaware Growth Equity Fund Class R6 Lifetime	Delaware Growth Equity Fund Class R6 Inception Date	Delaware Total Return Fund S&P 500® Index 1 year	Delaware Total Return Fund S&P 500® Index 5 years	Delaware Total Return Fund S&P 500® Index 10 years	Delaware Total Return Fund 60% S&P 500® Index / 40% Bloomberg Barclays US Aggregate Index 1 year	Delaware Total Return Fund 60% S&P 500® Index / 40% Bloomberg Barclays US Aggregate Index 5 years	Delaware Total Return Fund 60% S&P 500® Index / 40% Bloomberg Barclays US Aggregate Index 10 years	Delaware Total Return Fund Bloomberg US Aggregate Index 1 year	Delaware Total Return Fund Bloomberg US Aggregate Index 5 years	Delaware Total Return Fund Bloomberg US Aggregate Index 10 years	Delaware Total Return Fund Class A 1 year	Delaware Total Return Fund Class A 5 years	Delaware Total Return Fund Class A 10 years	Delaware Total Return Fund Class A After Taxes on Distributions 1 year	Delaware Total Return Fund Class A After Taxes on Distributions 5 years	Delaware Total Return Fund Class A After Taxes on Distributions 10 years	Delaware Total Return Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Total Return Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Total Return Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Total Return Fund Institutional Class 1 year	Delaware Total Return Fund Institutional Class 5 years	Delaware Total Return Fund Institutional Class Lifetime	Delaware Total Return Fund Institutional Class Inception Date	Delaware Total Return Fund Class R6 1 year	Delaware Total Return Fund Class R6 5 years	Delaware Total Return Fund Class R6 Lifetime	Delaware Total Return Fund Class R6 Inception Date
Total	20.47%	7.84%	8.20%	10.25%	5.53%	5.90%	Apr. 01, 2016	10.19%	5.29%	5.66%	Apr. 01, 2016	6.11%	4.28%	4.59%	Apr. 01, 2016	17.27%	7.10%	7.30%	Apr. 01, 2016	17.50%	7.28%	7.48%	Apr. 01, 2016	25.16%	11.16%	12.97%	14.38%	7.96%	9.68%	10.47%	4.22%	7.28%	10.79%	5.65%	7.49%	21.69%	9.57%	9.71%	Apr. 01, 2013	21.68%	9.66%	9.81%	Apr. 01, 2013	21.82%	15.03%	12.70%	1.46%	7.86%	8.71%	(1.50%)	5.09%	6.60%	2.87%	5.77%	6.65%	7.95%	9.52%	8.66%	Apr. 01, 2013	8.05%	9.58%	8.75%	Apr. 01, 2013	25.16%	11.16%	12.97%	14.49%	8.64%	10.62%	11.33%	4.51%	7.96%	10.49%	6.08%	8.21%	21.86%	10.29%	10.02%	Apr. 01, 2013	21.91%	10.36%	10.08%	Apr. 01, 2013	25.66%	17.97%	17.46%	18.95%	13.36%	12.95%	0.05%	1.14%	1.03%	3.18%	9.56%	8.70%	Aug. 01, 2016	0.10%	6.43%	5.83%	Aug. 01, 2016	3.07%	6.85%	6.23%	Aug. 01, 2016	9.85%	11.24%	10.26%	Aug. 01, 2016	9.94%	11.38%	10.39%	Aug. 01, 2016	28.34%	11.22%	13.44%	23.52%	9.85%	11.89%	21.88%	7.06%	9.71%	15.00%	7.19%	9.29%	31.40%	11.50%	11.16%	Apr. 01, 2013	31.61%	11.63%	11.31%	Apr. 01, 2013	20.47%	7.49%	3.82%	2.64%	Apr. 02, 2018	3.51%	2.02%	Apr. 02, 2018	2.47%	1.95%	Apr. 02, 2018	10.39%	4.53%	Apr. 02, 2018	10.69%	4.72%	Apr. 02, 2018	27.60%	25.32%	19.79%	30.84%	21.47%	16.96%	21.66%	17.85%	14.56%	24.06%	16.83%	13.76%	39.04%	23.28%	18.11%	Apr. 01, 2013	39.25%	23.36%	18.22%	Apr. 01, 2013	28.71%	18.47%	16.55%	15.89%	12.81%	11.24%	(1.54%)	3.57%	2.90%	9.88%	6.58%	7.46%	6.18%	3.80%	5.52%	8.15%	4.62%	5.58%	16.90%	8.17%	7.33%	Apr. 01, 2013	17.06%	8.27%	7.43%	Apr. 01, 2013